Share Capital, Capital Reserve and Treasury Shares - Summary of Reserves Within Equity (Detail) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class A ordinary shares [Member]
Disclosure of reserves within equity [line items]
Beginning balance, Number of shares	62,327,851	41,084,851
Exercise of warrants, Number of shares			1,666,666
Pre-IPO financing, Number of shares			8,236,838
Initial public offering, Number of shares			23,873,655
New issuance of shares, Number of shares			7,307,692
Convertion of class B ordinary shares to class A ordiniary shares Number of shares		21,243,000
Ending balance, Number of shares	62,327,851	62,327,851	41,084,851
Class B ordinary shares excluding treasury shares [Member]
Disclosure of reserves within equity [line items]
Beginning balance, Number of shares	183,283,628	204,526,628	200,000,001
New issuance of shares, Number of shares			4,526,627
Convertion of class B ordinary shares to class A ordiniary shares Number of shares		(21,243,000)
Repurchase of ordinary shares	69,144,673
Ending balance, Number of shares	114,138,955	183,283,628	204,526,628
Class B treasury shares [Member]
Disclosure of reserves within equity [line items]
Repurchase of ordinary shares	69,144,673
Ending balance, Number of shares	69,144,673